Sch1-STATEMENT OF CASH FLOWS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Cash Provided by (Used in) Operating Activities	$ (42,684)	$ 68,574	$ 56,853
Increase (Decrease) in Restricted Cash	(19,143)	(13,060)	(155,581)
Proceeds from Dividends Received from associated companies	0	0	511
Loans from (to) associated companies	250	(250)	0
Payments to Acquire Interest in Subsidiaries and Affiliates	6,001	13,298	25,047
Proceeds from sale of investment in associated companies	242	0	0
Payments for (Proceeds from) Investments	0	0	(46,547)
Proceeds from Noncontrolling Interests	0	0	128,882
Net Cash Provided by (Used in) Investing Activities	13,286	(2,993)	434,659
Net proceeds from issuance of shares	4,802	0	0
Repayments of Long-term Debt	23,781	24,921	256,527
Payments of Ordinary Dividends	0	0	17,129
Net Cash Provided by (Used in) Financing Activities	(54,446)	(88,544)	(507,585)
Cash and Cash Equivalents, Period Increase (Decrease)	(83,844)	(22,963)	(16,073)
Cash and Cash Equivalents, at Carrying Value	53,759	137,603	160,566
Interest paid, net of interest capitalized	91,120	98,991	150,652
Income taxes paid	493	518	406
Parent [Member]
Net Cash Provided by (Used in) Operating Activities	(19,497)	(39,682)	(83,399)
Increase (Decrease) in Restricted Cash	1,578	0	0
Proceeds from Dividends Received from associated companies	0	0	511
Loans from (to) associated companies	250	(250)	0
Payments to Acquire Interest in Subsidiaries and Affiliates	6,001	13,298	25,047
Proceeds from sale of investment in associated companies	242	0	0
Payments for (Proceeds from) Investments	0	0	(41,728)
Proceeds from Noncontrolling Interests	0	0	128,882
Net Cash Provided by (Used in) Investing Activities	(7,087)	(13,548)	146,074
Net proceeds from issuance of shares	4,802	0	0
Repayments of Long-term Debt	2,250	0	0
Payments of Ordinary Dividends	0	0	17,129
Net Cash Provided by (Used in) Financing Activities	2,552	0	(17,129)
Cash and Cash Equivalents, Period Increase (Decrease)	(24,032)	(53,230)	45,546
Cash and Cash Equivalents, at Carrying Value	6,568	30,600	83,830
Interest paid, net of interest capitalized	10,125	10,125	10,125
Income taxes paid	$ 0	$ 0	$ 0